Employees' leaving entitlement (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Summary of Changes to Employees' Leaving Entitlement

Changes to employees’ leaving entitlement occurring during 2022 and 2021 are analysed as follows:

	31/12/22	31/12/21
Balance at beginning of year	15,588	15,747
Current service cost	80	103
Interest expense	151	51
Benefits paid	(446)	(940)
Actuarial losses/(gains)	(2,309)	627
Balance at end of year	13,064	15,588

Summary of Assumptions Used in Determining Present Value of Defined Benefit Obligation Related to Employee Benefit Obligation

The principal assumptions used in determining the present value of such defined benefit obligation (“DBO”) related to the employee benefit obligation are reported as follows:

	31/12/22	31/12/21
Annual discount rate	3.63%	0.98%
Annual future salary increase rate	2.30%	1.75%
Annual inflation rate	2.30%	1.75%
Annual DBO increase rate	3.23%	2.81%
Mortality	RG48 mortality tables published by the General State Accounting
Inability	National Institute for Social Security tables, by age and sex
Retirement	100% upon achievement of AGO requisites
Annual frequency of turnover	2.00%	2.00%
Annual frequency of DBO advances	2.00%	2.00%

Summary of Quantitative Sensitivity Analysis for Significant Assumptions

A quantitative sensitivity analysis for significant assumptions impacting the DBO as at December 31, 2022 and 2021 is reported as follows:

	31/12/22	31/12/21
+1% on turnover rate	70	(118)
-1% on turnover rate	(76)	130
+0.25% on annual inflation rate	175	232
-0.25% on annual inflation rate	(172)	(227)
+0.25% on annual discount rate	(268)	(362)
-0.25% on annual discount rate	276	375

Schedule of Expected Payments or Contributions to Defined Benefit Plan	The following are the expected payments of the employees’ leaving entitlement in future years:

	31/12/22	31/12/21
Within 1 year	1,027	769
Between 2 and 5 years	2,857	3,223

Schedule of Options Granted to Key Officer Beneficiaries	.

Grant date/beneficiaries	Number of equity-based instruments	Vesting conditions	Contractual life of the options
Three key officers having strategic functions – July 15, 2022	562,512 ADSs equivalent to 2,812,560 ordinary shares	Continuous service status until the vesting date	From 1 to 6 years

In particular, the number of ordinary shares of Natuzzi S.p.A. that each of the three beneficiaries can subscribe for pursuant to the relevant award agreements is broken down below and shown in terms of ADS equivalent.

Vesting Date	Beneficiary 1	Beneficiary 2	Beneficiary 3	Total
15/Aug/22	36,533	6,583	44,000	87,116
31/May/23	54,800	9,874	33,000	97,674
31/May/24	54,800	9,874	38,338	103,012
31/May/25	73,067	13,165	5,338	91,570
31/May/26	73,067	13,165	5,338	91,570
31/May/27	73,067	13,165	5,338	91,570
Total	365,334	65,826	131,352	562,512
The date by which the options can be exercised is December 31, 2027 for beneficiaries 1 and 2 and December 31 of each vesting year up to December 31, 2027 for beneficiary 3. In particular, beneficiary 3 has been granted two sets of stock options with different exercise prices: the first set vesting through December 31, 2024 and granting such beneficiary the right to subscribe for up to 550,000 ordinary shares of Natuzzi S.p.A. (equivalent to 110,000 ADSs) and the second set vesting through December 31, 2027 and granting such beneficiary the right to subscribe for up to 106,760 ordinary shares of Natuzzi S.p.A. (equivalent to 21,352 ADSs)
Summary of Inputs Used in Measurement of Fair Values at Grant Date of Equity Settled Share-based Payment Plans	:

Input data	Beneficiary 1	Beneficiary 2	Beneficiary 3 (sub 1)	Beneficiary 3 (sub 2)
Fair value of the ADS option at grant date	$4.3900	$4.3000	$4.5300	$3.3700
EURUSD exchange rate at grant date	n.a.	n.a.	1.0059	n.a.
Closing price of the ADS at grant date	$8.8700	$8.8700	$8.8700	$8.8700
Currency of the exercise price	U.S. dollar	U.S. dollar	Euro	U.S. dollar
Exercise price	$14.5950	$15.3450	$5.0295	$15.6000
Expected volatility of the stock price (weighted-average)	67.73%	67.73%	67.73%	67.73%
Expected volatility of the EURUSD exchange rate	n.a.	n.a.	7.27%	n.a.
Expected life (weighted-average) *	2.72 years	2.72 years	0.51 years	0.59 years
Expected dividends	—	—	—	—
Risk-free interest rate (based on government bonds)	2.80%	2.80%	2.80%	2.80%

(*) average of the different vesting dates.

Schedule of Number and Weighted-Average Exercise Prices of Share Options	:

	Number of options (ADS)	Weighted-average exercise price (ADS)
Outstanding as at January 1, 2022	—	—
Granted during the year	562,512	$12.85
Forfeited during the year	—	—
Exercised during the year	44,000	$5.03
Outstanding as at December 31, 2022	518,512	$13.51
Exercisable as at December 31, 2022	43,116	$14.71
There are no further options granted during the year in addition to those granted on 15 July 2022. Furthermore, since the Group did not have a stock option plan in 2021 and 2020, no comparative information has been provided